NYSE

17010496

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

June 8, 2017

Received SEC
JUN 08 2017
Washington, DC 20549
CERT NYS
File No. 001-14245

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 2.250% Notes due 2029 of Prologis, L.P., guarantee by Prologis, Inc.., under the Exchange Act of 1934.

Sincerely,

Silvio Conte